MUZINICH CREDIT OPPORTUNITIES FUND
    Institutional Shares (Ticker: MZCIX)
    Supra Institutional Shares (Ticker: MZCSX)

MUZINICH U.S. HIGH YIELD CREDIT FUND
    Class A Shares (Ticker: MZHRX)*
    Institutional Shares (Ticker: MZHIX)
    Supra Institutional Shares (Ticker: MZHSX)

MUZINICH LOW DURATION FUND
    Class A Shares (Ticker: MZLRX)*
    Institutional Shares (Ticker: MZLIX)
    Supra Institutional Shares (Ticker: MZLSX)

*    Shares are not available at this time.

(the “Funds”)
each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated June 9, 2022 to the Prospectus dated April 30, 2022
The disclosure under the sections entitled “Your Account – How to Contact the Fund” and “Your Account – General Information” on page 60 of the Funds’ prospectus is deleted and replaced with the following:

How to Contact the Fund	General Information
Write to us at:
Muzinich Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
Muzinich Funds
c/o U.S. Bank Global Fund Services
615 E. Michigan Street, Third Floor
Milwaukee, WI 53202-5207

Telephone us at:
1‑855-MUZINICH (toll free) or
1-855-689-4642

Visit our Web site at:
www.MuzinichUSFunds.com

E-mail us at:
MuzinichUSFunds@muzinich.com

You may purchase shares of a Fund class or sell (request a Fund redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open. Under unusual circumstances, the Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of a Fund class or sell (request a Fund redeem) such shares at the NAV of a share of that Fund class next calculated (or minus a redemption fee in the case of redemptions or exchanges) after the Transfer Agent receives your request in good order (as described in this Prospectus under the heading “Your Account - How to Sell Shares”).

The table under the section entitled “Your Account – How to Buy Shares” on page 63 of the Funds’ prospectus is deleted and replaced with the following:

Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)	•Mail your completed application (along with other required documents) and a check to: Muzinich Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701
•Write your account number on your check.
Send your check with (a) a completed investment slip from a prior statement or confirmation or (b) letter of instruction to:
Muzinich Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

By Wire
•Submit your completed application (and other required documents). An account will be established for you and you will be contacted with the account number.
•Instruct your financial institution to wire your money using the instructions found under the sub-heading “Purchase by Wire.” below.
•Call to notify us of your incoming wire. •Instruct your financial institution to wire your money using the instructions found under the sub-heading “Purchase by Wire.” below.
By Telephone	Not accepted for initial purchases	•If you have telephone purchase privileges on the account, you may purchase additional shares in the amount of $100 or more using the bank account on record by calling 1‑855‑MUZINICH.
By Automatic Investment Plan	Not accepted for initial purchases
•Complete the Automatic Investment Plan section of the application or submit a letter of instruction if your account was opened without this being done.
•Attach a voided check or savings deposit slip to your application or letter of instruction.
•Mail the completed application or letter and voided check or savings deposit slip.
•Your purchase will be electronically debited from the bank account on record as directed in your request.

* * * * *
Please retain this Supplement with your Prospectus.